Note 16 - Business Segment Information (Details Textual) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2018 USD ($)	Dec. 31, 2017
Corporate, Non-Segment [Member]
Increase (Decrease) in Total Assets		$ (2.2)
Customer Concentration Risk [Member] | Sales Revenue, Net [Member]
Number of Major Customers	0	1
Customer Concentration Risk [Member] | Sales Revenue, Net [Member] | One Customer [Member]
Concentration Risk, Percentage			9.00%
Golf and Related Operations [Member]
Number of Golf Courses	3	3
Increase (Decrease) in Total Assets		$ 2.9
Waste Management Services [Member]
Increase (Decrease) in Total Assets		$ 0.9
Waste Management Services [Member] | Customer Concentration Risk [Member] | Sales Revenue, Net [Member]
Number of Major Customers			1
Waste Management Services [Member] | Customer Concentration Risk [Member] | Sales Revenue, Net [Member] | One Customer [Member]
Concentration Risk, Percentage		12.00%	12.00%
Salt Water Injection Wells [Member]
Increase (Decrease) in Total Assets		$ 3.3